Investments - Additional Information (Details)	Mar. 31, 2024	Dec. 31, 2023	Sep. 18, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 28, 2021
Canada Jetlines Operations Ltd.
Schedule of Investments [Line Items]
Percentage of shares transferred						75.00%
Percentage of shares retained						25.00%
Equity method investment ownership percentage	7.00%	10.00%		13.00%	13.00%
Charter Air Solutions, LLC (Top Flight)
Schedule of Investments [Line Items]
Percentage of share acquired			80.00%